Segmented information (Details 1) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement [Line Items]
Revenue	$ 5,484	$ 5,694
Operating expenses	(6,139)	(5,656)
Finance income (expense), net	34	51
Finance income (expense), net	1	(44)
Foreign exchange gain, net	(35)	(7)
Foreign exchange gain, net	35	7
Net income (loss) before taxes	(656)	82
Marketing and Distribution of Commercial Products [Member]
Statement [Line Items]
Revenue	2,228	3,037
Operating expenses	(3,180)	(3,677)
Finance income (expense), net	(17)	8
Foreign exchange gain, net	35	(7)
Foreign exchange gain, net	(35)	7
Net income (loss) before taxes	(1,004)	(639)
Retail and Mail Order Pharmacy [Member]
Statement [Line Items]
Revenue	3,256	2,657
Operating expenses	(2,959)	(1,979)
Finance income (expense), net	51	43
Foreign exchange gain, net	0	0
Foreign exchange gain, net	0	0
Net income (loss) before taxes	$ 348	$ 721